Share based compensation reserve - Summary of Valuation Inputs and Assumptions (Details) € in Millions		1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 14, 2018 EUR (€) shares	Jun. 30, 2018 EUR (€) shares	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Jun. 30, 2018 $ / shares	Jun. 30, 2018 EUR (€) shares	Jun. 30, 2017 EUR (€)	Jun. 14, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of Non-Executive Director restricted stock award | €		€ 0.1				€ (0.2)	€ (0.1)
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares						0
Restricted shares | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price					$ 16.91
Exercise price					0.00
Expected volatility of the share price						22.00%
Dividend yield expected						0.00%
Risk free rate						2.06%
Employee exit rate						19.00%
Restricted shares | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price					16.91
Exercise price					0.00
Expected volatility of the share price						22.00%
Dividend yield expected						0.00%
Risk free rate						2.15%
Employee exit rate						19.00%
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price					16.91
Exercise price					$ 0.00
Expected volatility of the share price						24.00%
Dividend yield expected						0.00%
Risk free rate						2.23%
Employee exit rate						19.00%
Restricted shares | Bottom of range | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share						9 months 11 days
EBITDA Performance Target Conditions						70.00%
Restricted shares | Bottom of range | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share						1 year 3 months
EBITDA Performance Target Conditions						50.00%
Restricted shares | Bottom of range | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share						2 years 6 months 15 days
EBITDA Performance Target Conditions						40.00%
Restricted shares | Top of range | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share						2 years
EBITDA Performance Target Conditions						90.00%
Restricted shares | Top of range | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share						3 years
EBITDA Performance Target Conditions						70.00%
Restricted shares | Top of range | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share						4 years
EBITDA Performance Target Conditions						50.00%
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares Issued, Price Per Share1								$ 18.07
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	53,498	9,375,000,000
Liabilities From Share-based Payment Transactions, Shares | shares	12,312
Expense from share-based payment transactions with employees | €			€ 0.4	€ 0.3		€ 0.5	€ 0.4
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of Non-Executive Director restricted stock award | €	€ 0.2
Ordinary shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	41,186